UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Callahan Advisors, LLC
Address:  3555 Timmons Lane, Suite 600
          Houston,  Texas  77027

Form 13F File Number: 028-12463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    /s/Thomas P. Callahan
         ---------------------
Title:   Chairman
Phone:   (713)572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan                 Houston, Texas              April 21,2009
-----------------------                --------------              -------------
      [Signature]                      [City, State]                   [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      75
Form 13F Information Table Value Total:     $74176
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

                                                      VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRECTION  MANAGERS   SOLE   SHARED  NONE
------------------------  --------------  ---------  --------  -------  ---  ----  -----------  --------  ------  ------  ----
A T & T Corp              COM             00206R102     1553     61611  SH         SOLE                    58763       0     0
Abbott Laboratories       COM             002824100     1242     26030  SH         SOLE                    25330       0     0
Adobe Systems Inc         COM             00724F101      604     28224  SH         SOLE                    26779       0     0
Akamai Technologies       COM             00971T101      210     10845  SH         SOLE                    10545       0     0
America Movil Sa L Adr    COM             02364W105      260      9619  SH         SOLE                     9219       0     0
American Express Company  COM             025816109      346     25406  SH         SOLE                    24406       0     0
Anadarko Petroleum Corp   COM             032511107     1042     26784  SH         SOLE                    26030       0     0
Apache Corp               COM             037411105      823     12847  SH         SOLE                    11252       0     0
Avon Products Inc         COM             054303102      350     18211  SH         SOLE                    18211       0     0
Ball Corporation          COM             058498106      612     14111  SH         SOLE                    12866       0     0
Bank Of America Corp      COM             060505104      134     19660  SH         SOLE                    19436       0     0
Bard C R Incorporated     COM             067383109     1361     17070  SH         SOLE                    16210       0     0
Berkshire Hathaway Cl B   COM             084670207     2916      1034  SH         SOLE                      994       0     0
Bhp Billiton Ltd Adr      COM             088606108     1439     32262  SH         SOLE                    31009       0     0
Bunge Limited             COM             G16962105      845     14923  SH         SOLE                    14048       0     0
Burlingtn Nthn Santa Fe   COM             12189T104     1685     28005  SH         SOLE                    26541       0     0
C V S Caremark Corp       COM             126650100      556     20242  SH         SOLE                    19017       0     0
Caterpillar Inc           COM             149123101      951     34028  SH         SOLE                    31923       0     0
Chesapeake Energy Corp    COM             165167107      288     16863  SH         SOLE                    15788       0     0
Chevron Corp              COM             166764100      859     12780  SH         SOLE                    12780       0     0
Cisco Systems Inc         COM             17275R102      936     55826  SH         SOLE                    53306       0     0
Coca Cola Company         COM             191216100      809     18407  SH         SOLE                    17649       0     0
Compass Minerals Intl     COM             20451N101      310      5500  SH         SOLE                     5500       0     0
Conocophillips            COM             20825C104      619     15798  SH         SOLE                    15315       0     0
Corp Executive Board Co   COM             21988R102      210     14500  SH         SOLE                    14500       0     0
Crusader Energy Corp      COM             228834107        7    670000  SH         SOLE                   670000       0     0
Cullen Frost Bankers      COM             229899109      673     14339  SH         SOLE                    14064       0     0
Dentsply Intl Inc         COM             249030107      462     17206  SH         SOLE                    15866       0     0
Diageo Plc New Adr        COM             25243Q205     1339     29926  SH         SOLE                    29351       0     0
Disney Walt Hldg Co       COM             254687106      781     42989  SH         SOLE                    41939       0     0
Dominion Res Inc Va New   COM             25746U109     1174     37890  SH         SOLE                    36528       0     0
Donaldson Company Inc     COM             257651109      312     11612  SH         SOLE                    11277       0     0
Du Pont E I De Nemour&Co  COM             263534109      326     14578  SH         SOLE                    14578       0     0
Ebay Inc                  COM             278642103      158     12570  SH         SOLE                    11770       0     0
Emerson Electric Co       COM             291011104     1139     39864  SH         SOLE                    38914       0     0
Exelon Corporation        COM             30161N101     1592     35076  SH         SOLE                    34210       0     0
Express Scripts Inc       COM             302182100      865     18738  SH         SOLE                    18163       0     0
Exxon Mobil Corporation   COM             30231G102     3064     44998  SH         SOLE                    40152       0     0
F P L Group Incorporated  COM             302571104     1320     26030  SH         SOLE                    24740       0     0
Fiserv Inc                COM             337738108      352      9645  SH         SOLE                     9445       0     0
General Electric Company  COM             369604103      989     97778  SH         SOLE                    91851       0     0
General Mills Inc         COM             370334104     1507     30214  SH         SOLE                    29234       0     0
Genzyme Corp Genl         COM             372917104      505      8509  SH         SOLE                     7894       0     0
Gilead Sciences Inc       COM             375558103      994     21460  SH         SOLE                    21060       0     0
Harris Corporation        COM             413875105      743     25683  SH         SOLE                    24545       0     0
Intel Corp                COM             458140100     1331     88538  SH         SOLE                    83062       0     0
Intl Business Machines    COM             459200101     1656     17096  SH         SOLE                    16057       0     0
J. P. Morgan Chase & Co.  COM             46625H100      781     29372  SH         SOLE                    28322       0     0
Johnson & Johnson         COM             478160104     2720     51720  SH         SOLE                    48605       0     0
Kinder Morgan Mgmt Llc    COM             49455U100     1449     35555  SH         SOLE                    34615       0     0
Mc Donalds Corp           COM             580135101     2041     37397  SH         SOLE                    35839       0     0
Microsoft Corp            COM             594918104     1278     69587  SH         SOLE                    65133       0     0
Moodys Corp               COM             615369105      390     17000  SH         SOLE                    17000       0     0
Nike Inc Class B          COM             654106103     1078     22997  SH         SOLE                    22597       0     0
Oracle Corporation        COM             68389X105     1279     70794  SH         SOLE                    69027       0     0
Paychex Inc               COM             000000000      443     17275  SH         SOLE                    17275       0     0
Peabody Energy Corp       COM             704549104     1292     51589  SH         SOLE                    49389       0     0
Pepsico Incorporated      COM             713448108     2047     39764  SH         SOLE                    38620       0     0
Pfizer Incorporated       COM             717081103     1365    100184  SH         SOLE                    96082       0     0
Philip Morris Intl Inc    COM             718172109      273      7665  SH         SOLE                     7411       0     0
Procter & Gamble Co       COM             742718109     1835     38960  SH         SOLE                    36902       0     0
Scana Corporation New     COM             80589M102     1606     51979  SH         SOLE                    50069       0     0
Sysco Corporation         COM             871829107      291     12755  SH         SOLE                    10805       0     0
Target Corporation        COM             87612E106      431     12527  SH         SOLE                    11666       0     0
Telus Corp Non Vtg        COM             87971M202      569     21590  SH         SOLE                    19880       0     0
Transocean Offshore Newf  COM             G90078109      749     12723  SH         SOLE                    12129       0     0
Travelcenters Of America  COM             894174101       25     13500  SH         SOLE                    13500       0     0
U S Bancorp Del New       COM             000000000      365     25000  SH         SOLE                    25000       0     0
Wal-Mart Stores Inc       COM             931142103     2141     41086  SH         SOLE                    39325       0     0
Weatherford Intl Ltd      COM             G95089101      113    10,215  SH         SOLE                    9,560       0     0
Weingarten Rlty Invs Sbi  COM             948741103      533     56009  SH         SOLE                    52874       0     0
Western Union Company     COM             959802109      453     36000  SH         SOLE                    36000       0     0
Ishares Tr Barclays TIPs  ETF             464287176     3076     29932  SH         SOLE                    28342       0     0
TIPs Bond Fund
Proshares Tr Ultra Finl   ETF             74347R743       34     13000  SH         SOLE                    13000       0     0
SPDR Barclays T-Bill      ETF             78464A680     3271     71315  SH         SOLE                    69359       0     0
ETF 1- Mth Tbil